Northeast Investors Trust

 With great pleasure, we enclose our 47th Annual Report. During the year, net assets per share rose from $10.33 to $10.90. Dividends in the total amount of $0.99 were paid during the year, contributing to an annual total return of 15.98%.
Net assets at year end were $1,200,483,907, a new high and a level which aided in the reduction of our expense ratio to .66%. Average annual total returns for the trailing three-, five- and ten-year periods were 13.44%, 15.64% and 10.49%, respectively.

   It may come as a surprise to some of our newer investors that the portfolio was invested almost entirely in stocks in the early days of Northeast. Then, in the early 1980s, electric utility bonds dominated our list. A constant goal of our process has been to produce a high level of current income, and stocks yielded more than bonds in the 1950s, and utility bonds yielded more than most industrial bonds in the early 1980s. In the mid-1980s, spurred by takeovers and recapitalizations, a large market -- now estimated at $250 billion -- evolved in high yield securities, and we gravitated toward it.

   More recently, the high yield market has been remarkably resilient in a year in which Treasury bond prices have been under some pressure. This decoupling has affected the overall relative value of the high yield market, and we have now defensively overweighted the portfolio with short-term securities in an attempt to impart more price stability to the fund, and, in an effort to build our liquidity, we have not for the most part been utilizing our available leverage.

   To this point, we have also largely avoided investing in the growing number of start-up businesses that have turned to the high yield market for capital. For the most part, we have been concerned about the perceived unfavorable allocation of risk and reward between the providers of debt capital and the providers of equity capital for these businesses.

   In our opinion, the high yield market is not the only market the high historical returns of which may be difficult to replicate, and we have accordingly also reduced the percentage of the overall portfolio comprised of equity investments. It is interesting to note that stocks, as measured by certain averages, have appreciated in price on the order of 15% per annum since August 1982, whereas the economy over this period has grown at a rate of approximately 6%.
It would seem to us that at some point this disparity would have to correct itself.

   These, then, are the salient factors in our efforts to provide our investors with superior results.



                  Respectfully submitted,


                  Ernest E. Monrad
                  Chairman of Trustees



October 24, 1996




                                                                                               Distribution Per Share
Fiscal                            At End of Fiscal Year                                        During Fiscal Year
-----------------------------------------------------------------------------------------------------------------------------------
Year         Approximate          Full         Net Asset      Total             From           From             Average
Ended          Number of         Shares        Value          Net               Net            Realized         Monthly
Sept. 30    Shareholders      Outstanding      Per Share      Assets            Income         Gain             Net Asset
                                                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------

1950(a)             67           27,685          $10.12       $ 280,172          $0.22        $0.0000           $ 9.86
1951               113           51,070           11.09         566,238          0.60          0.2709            10.71
1952               159           78,519           11.33         889,359          0.61          0.2597            11.28
1953               193           96,413           10.83       1,044,115          0.65          0.1046            11.57
1954               290          131,031           14.17       1,855,734          0.61          0.2269            12.75
1955               366          159,278           16.93       2,695,322          0.675         0.3886            16.30
1956               417          168,256           16.87       2,837,437          0.745         0.3185            17.65
1957               437          180,360           14.57       2,626,103          0.76          1.2450            16.72
1958               505          210,929           16.55       3,489,777          0.76          0.6658            15.75
1959               694          259,709           16.77       4,354,809          0.76          1.6951            18.36
1960               884          316,915           15.73       4,986,360          0.79          0.5663            16.58
1961             1,156          391,126           17.23       6,739,320          0.80          0.8179            17.33
1962             1,508          492,454           16.48       8,111,024          0.80          0.4345            17.45
1963             2,142          676,976           17.80      12,046,866          0.80          0.4134            17.70
1964             2,800          981,037           18.48      18,122,167          0.83          0.4899            18.36
1965             3,380        1,238,570           18.46      22,855,525          0.84          0.4642            18.80
1966             3,678        1,445,424           16.03      23,163,540          0.86          0.4346            18.08
1967             3,773        1,644,607           17.31      28,454,561          0.90          0.3157            17.08
1968             3,932        1,954,413           17.74      34,657,130          0.94          0.4357            17.31
1969             4,396        2,225,423           15.30      34,032,661          0.99          0.4378            17.07
1970             5,066        2,618,638           14.15      37,049,008          1.035         0.0000            14.57
1971             5,574        3,174,649           15.23      48,329,677          1.10          0.0000            15.04
1972             6,276        3,924,201           15.75      61,787,749          1.15          0.0000            15.74
1973             7,269        4,541,622           15.18      68,896,938          1.14          0.0000            15.62
1974             7,380        4,735,497           12.35      58,446,955          1.16          0.0000            13.95
1975             8,354        5,995,696           13.04      78,126,666          1.21          0.0000            13.10
1976            10,023        8,067,930           14.57     117,514,100          1.25          0.0000            14.02
1977            12,871       10,781,998           14.93     160,882,937          1.28          0.0000            14.96
1978            13,717       11,838,531           14.03     166,015,297          1.28          0.0000            14.34
1979            13,924       12,463,013           13.01     162,045,583          1.285         0.0000            13.89
1980            13,086       12,405,590           11.26     139,586,138          1.34          0.0000            11.78
1981            11,828       12,249,619            9.38     114,852,760          1.395         0.0000            10.35
1982            12,792       13,360,184           10.88     145,243,484          1.41          0.0000            10.01
1983            13,027       14,361,773           11.83     169,821,605          1.44          0.0000            11.96
1984            11,634       15,324,746           10.98     168,229,381          1.46          0.0000            10.34
1985            11,991       17,887,582           12.19     217,989,344          1.46          0.0000            11.77
1986            14,431       23,037,102           13.60     313,197,229          1.46          0.0000            13.17
1987            17,532       26,987,069           12.89     347,841,198          1.46          0.0000            13.63
1988            19,107       33,268,240           12.16     404,218,905          1.94          0.0000            12.13
1989            18,749       34,498,332           11.18     385,389,718          1.54          0.0000            11.64
1990            16,895       31,459,941            8.81     277,133,819          1.43          0.0000             9.78
1991            15,747       35,220,038            8.83     310,667,350          1.34          0.0000             8.36
1992            15,918       47,684,814            9.50     452,773,909          1.15          0.0000             9.22
1993            16,209       47,797,167            9.94     474,975,825          1.02          0.0000             9.68
1994            17,460       58,148,389           10.02     582,093,443          0.99          0.0000            10.27
1995            20,644       77,209,155           10.33     797,559,000          0.96          0.0000            10.01
1996            24,631      110,229,375           10.90   1,200,483,907          0.99          0.0000            10.46
(a)From March 1, 1950, date of organization of the Trust.  The shares were initially sold on March 1,1950 at a net asset value of
$10.00 per share.



Average Annual Total Return (unaudited):
     One year ended September 30, 1996......................................15.98%
     Five years ended September 30, 1996....................................15.64%
     Ten years ended September 30, 1996.....................................10.49%
Yield calculated as of September 30, 1996 (unaudited):...................... 8.60%



The following graph compares the cumulative total shareholder return on the Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the First Boston High Yield Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1986 and reinvestment of dividends and capital gains. For management's discussion of the Trust's fiscal year 1996 performance, see the Chairman's letter to shareholders.

                         (EDGAR REFERENCE - GRAPH)



                                  1986    1987   1988   1989    1990   1991   1992    1993   1994   1995   1996

Northeast Investors Trust        $10,000 $10,544$11,664$12,232 $11,147$13,112$15,977 $18,573$20,609$23,379$27,115



First Boston High Yield Index    $10,000$10,598$12,060 $12,728$11,598$15,882 $19,135$22,136$22,899$26,121$28,933





Corporate Bonds--
                                                                                                  Market
Name of Issuer                                                                    Principal       Value  (Note B)
-----------------------------------------------------------------------------------------------------------------------------------


Aerospace--.69%
-----------------------------------------------------------------------------------------------------------------------------------
     Coltec Industries Senior Sub. Notes, 10.25%, 4/01/02....................     3,000,000   $   3,112,500
     Coltec Industries Senior Notes, 9.75%, 11/01/99.........................     5,000,000       5,175,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  8,287,500
Apparel--3.33%
-----------------------------------------------------------------------------------------------------------------------------------
     JPS Textile Group, Inc. Sen. Sub. Disc. Notes, 10.25%, 6/01/99~.             6,143,000       3,685,800
     JPS Textile Group, Inc. Sen. Sub. Disc. Notes, 10.85%, 6/01/99~.........    14,592,000       8,755,200
     JPStevens Debentures, 9%, 3/01/17^......................................    12,671,000      12,322,547
     Samsonite Corp. Senior Sub. Notes, 11.125%, 7/15/05.....................     4,000,000       4,240,000
     United States Leather, Inc. Senior Notes, 10.25%, 7/31/03^..............    13,500,000      10,935,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 39,938,547

Automotive Products--.91%
----------------------------------------------------------------------------------------------------------------------------------
     SPX Corporation Senior Sub. Notes, 11.75%, 6/01/02......................    10,000,000      10,975,000





Banks--.16%
-----------------------------------------------------------------------------------------------------------------------------------
     Guardian Savings & Loan Sub. Cap. Deb., 12.625%, 1/15/02~>..............     1,000,000       1,970,000




Building & Construction--1.07%
-----------------------------------------------------------------------------------------------------------------------------------
     Associated Materials Senior Sub. Deb. Notes, 11.5%, 8/15/03^............     6,200,000       5,921,000
     Georgia Marble Co. Sub. Notes, 17%, 1/01/96~............................     1,500,000       1,094,700
     Nortek, Inc. Senior Sub. Notes, 9.875%, 3/01/04^........................     5,950,000       5,771,500
-----------------------------------------------------------------------------------------------------------------------------------
     WalterWalterWWWalter                                                                        12,787,200

Chemicals--5.00%
-----------------------------------------------------------------------------------------------------------------------------------
     Indspec Chemical Corp. Sen. Disc. Notes, 0/11.5%, 12/01/03#^............    15,869,000      14,123,410
     NL Industries Senior Disc. Notes, 0/13%, 10/15/05#^.....................    17,460,000      14,710,050
     Pioneer Americas Acq. Senior Notes, 13.375%, 4/01/05....................    12,500,000      13,750,000
     Plastic Specialties &Technologies Sen. Notes, 11.25%, 12/01/03^.........    12,000,000      11,790,000
     Uniroyal Technology Senior Notes, 11.75%, 6/01/03.......................     6,045,000       5,621,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 59,995,310

Computer Software & Services--2.17%
-----------------------------------------------------------------------------------------------------------------------------------
     Unisys Corporation Notes, 15%, 7/01/97..................................    16,751,000       17,714,182
     Unisys Corporation Senior Notes, 12%, 4/15/03...........................     8,000,000       8,280,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                25,994,182

Corporate Bonds--continued                                                                     Market
Name of Issuer                                                                    Principal         Value  (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Conglomerate--1.27%
-----------------------------------------------------------------------------------------------------------------------------------
     Jordan Industries Senior Sub. Disc. Notes, 0/11.75%, 8/01/05#^..........   13,440,000$   9,945,600
     Jordan Industries Senior Notes, 10.375%, 8/01/03........................     5,550,000       5,355,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 15,301,350
Cosmetics--.03%
-----------------------------------------------------------------------------------------------------------------------------------
     Revlon Consumer Products Corp. Deb., 10.875%, 7/15/10...................       400,000         413,500


Drug Stores--.56%
-----------------------------------------------------------------------------------------------------------------------------------
     Thrifty Payless Senior Sub. Notes, 12.25%, 4/15/04......................     6,000,000       6,690,000


Electronics--.27%
-----------------------------------------------------------------------------------------------------------------------------------
     Amphenol Corp. Senior Sub. Notes, 12.75%, 12/15/02......................     2,940,000       3,241,350


Food & Beverage-- 2.33%
-----------------------------------------------------------------------------------------------------------------------------------
     Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01^.............    20,395,000      18,559,450
     Great American Cookie Senior Sec. Notes, 10.875%, 1/15/01...............     3,500,000       2,940,000
     Specialty Foods Senior Notes, 10.25%, 8/15/01...........................     7,000,000       6,440,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 27,939,450

Food Service--.90%
-----------------------------------------------------------------------------------------------------------------------------------
     SCInternational Service, Inc. Senior Sub. Notes, 13%, 10/01/05..........    10,000,000      10,800,000



Furniture--.95%
-----------------------------------------------------------------------------------------------------------------------------------
     Lifestyle Furnishings Intl. Ltd. Sen. Sub. Notes, 10.875%, 8/01/06......    11,000,000      11,385,000


Gaming--14.48%
-----------------------------------------------------------------------------------------------------------------------------------
     Alliance Gaming Corp. Senior Notes, 12.875%, 6/30/03^...................     4,000,000       4,140,000
     Aztar Corp. Senior Sub. Notes, 11%, 10/01/02............................     3,652,000       3,652,000
     Aztar Corp. Senior Sub. Notes, 13.75%, 10/01/04^........................    21,548,000      24,349,240
     Bally's Casino Holdings Senior Discount Notes, 0%, 6/15/98^.............     6,750,000       5,990,625
     Bally's Grand First Mortgage Notes, 10.375%, 12/15/03^..................    10,550,000      11,657,750
     Coast Hotels &CasinoFirst Mortgage Notes, 13%, 12/15/02.................    10,000,000      10,825,000
     Eldorado Resorts Senior Sub. Notes, 10.5%, 8/15/06^.....................     1,500,000       1,552,500
     GB Property Funding Corp. Mortgage Notes, 10.875%, 1/15/04^.............    17,350,000      15,094,500
     Harrahs Operating, Inc. Senior Sub. Notes, 8.75%, 3/15/00...............     5,000,000       5,050,000
     Harrahs Operating, Inc. Senior Sub. Notes, 10.875%, 4/15/02.............     2,115,000       2,247,187



Corporate Bonds--continued                                                                      Market
Name of Issuer                                                                    Principal          Value  (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Gaming--continued
-----------------------------------------------------------------------------------------------------------------------------------
     MGMGrand Hotels First Mortgage Notes, 11.75%, 5/01/99...................     20,445,000  $  21,441,694
     MGMGrand Hotels First Mortgage Notes, 12%, 5/01/02......................     31,667,000     34,358,695
     Resorts International Mortgage Notes, 11%, 9/15/03......................      3,204,000      3,300,120
     Showboat, Inc. Senior Sub. Notes, 13%, 8/01/09..........................        900,000      1,021,500
     Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06...............     15,000,000     14,775,000
     Trump Plaza Funding First Mortgage Notes, 10.875%, 6/15/01..............     13,000,000     14,430,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                173,885,811


Grocery Stores--8.84%
-----------------------------------------------------------------------------------------------------------------------------------
     Fleming Co., Inc. Medium Term Notes, 5.77%, 8/06/98.....................     3,000,000       2,760,000
     Fleming Co., Inc. Floating Sen. Notes, Libor + 2.25%, 12/15/01^.........     7,300,000       6,296,250
     Food 4 Less Holdings Debentures, 0/13.625%, 7/15/05#....................    29,000,000      15,370,000
     Grand Union Company Senior Notes, 12%, 9/01/04..........................    19,500,000      19,695,000
     Kash N Karry Food Stores, Inc. Senior Notes, 11.5%, 2/01/03.............     3,560,068       3,595,669
     Kash N Karry Food Stores, Inc. Sen. Notes, Libor + 2%, 2/01/03..........    11,288,006      10,046,325
     P&C Food Market Senior Notes, 11.5%, 10/15/01^..............                21,500,000      19,296,250
     Ralph's Grocery Senior Notes, 10.45%, 6/15/04................                2,000,000       2,027,500
     Ralph's Grocery Senior Notes, 10.45%, 6/15/04...........................     3,000,000       3,041,250
     Ralph's Grocery Senior Sub. Notes, 11%, 6/15/05.........................     8,000,000       8,000,000
     Smith's Food &Drug Centers Senior Sub. Notes, 11.25%, 5/15/07...........    15,000,000      15,937,500
     Victory Markets, Inc. Sub. Notes, 12.5%, 3/15/00~.......................     2,000,000           5,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              106,070,744


Insurance--.64%
-----------------------------------------------------------------------------------------------------------------------------------
     First Capital Holdings Senior Sub. Notes, 13%, 5/15/99~.................     4,932,000          36,990
     Leucadia National Corp. Conv. Debentures, 5.25%, 2/01/03^...............     6,975,000       7,044,750
     Leucadia National Corp. Sen. Sub. Notes, 10.375%, 6/15/02...............       575,000         615,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  7,696,990


Metals & Mining--.18%
-----------------------------------------------------------------------------------------------------------------------------------
     Kaiser Aluminum Chemical Corp. Sub. Notes, 12.75%, 2/01/03..............     2,000,000       2,170,000

Packaging & Container--7.20%
-----------------------------------------------------------------------------------------------------------------------------------
     Florida Coast Paper Co. First Mort. Notes, 12.75%, 6/01/03^.............     2,000,000       2,155,000
     Four M Corporation Senior Notes, 12%, 6/01/06^..........................     1,500,000       1,590,000
     Gaylord Container Corp. Senior Sub. Notes, 12.75%, 5/15/05^.............    19,000,000      20,852,500
     Owens-Illinois, Inc. Senior Sub. Notes, 10.25%, 4/01/99.................     2,240,000       2,282,000
     Packaging Resources, Inc. Senior Notes, 11.625%, 5/01/03................     8,800,000       9,064,000
     Stone Container Corp. Conv. Sen. Sub. Notes, 8.875%, 7/15/00 ...........     3,000,000       4,443,750
     Stone Container Corp. Senior Notes, 11.875%, 8/01/16....................    25,000,000      25,437,500
     Stone Container Corp. Senior Notes, 11.5%, 8/15/06......................    20,000,000      20,600,000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                 86,424,750
Corporate Bonds--continued                                                                     Market
Name of Issuer                                                                    Principal         Value  (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products--1.95%
-----------------------------------------------------------------------------------------------------------------------------------
     MAXXAM Group, Inc. Senior Disc. Notes, 0/12.25%, 8/01/03#^..............    30,000,000  $   21,825,000
     MAXXAM, Inc. Senior Sub. Deb., 12.5%, 12/15/99..........................     1,408,000       1,450,240
     WTDIndustries, Inc. Senior Sub. Deb., 8%, 6/30/05.......................       340,900         170,450
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 23,445,690

Petroleum & Drilling-- 1.07%
-----------------------------------------------------------------------------------------------------------------------------------
     Harcor Energy Senior Notes, 14.875%, 7/15/02............................     4,000,000       4,530,000
     Mesa Operating Co. Sen. Sub. Notes, 0/11.625%, 7/01/06#.................     5,500,000       3,520,000
     Triton Energy Senior Sub. Notes, 0%, 11/01/97...........................     5,150,000       4,738,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 12,788,000


Publishing & Printing-- 1.68%
-----------------------------------------------------------------------------------------------------------------------------------
     American Pad &Paper Senior Sub. Notes, 13%, 11/15/05....................    17,555,000      20,144,363


Real Estate--1.88%
-----------------------------------------------------------------------------------------------------------------------------------
     Olympia & York Maiden Lane Sec. Notes, 10.375%, 12/31/95~...............    19,535,000       6,055,850
     Rockefeller Center Properties Conv. Deb., 0%, 12/31/00..................    27,700,000      16,481,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 22,537,350

Recreation--2.68%
-----------------------------------------------------------------------------------------------------------------------------------
     Genmar Holdings, Inc. Senior Sub. Notes, 13.5%, 7/15/01.................    18,000,000      17,190,000
     Marvel Holdings Sen. Sec. Disc. Notes, Series B, 0%, 4/15/98^...........     5,000,000       3,962,500
     Outboard Marine Corp. Debentures, 9.125%, 4/15/17^......................     9,750,000       8,872,500
     Royal Caribbean Cruises Sen. Sub. Notes, 11.375%, 5/15/02...............     2,025,000       2,171,813
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 32,196,813

Retail--4.15%
-----------------------------------------------------------------------------------------------------------------------------------
     Bradlees, Inc. Senior Sub. Notes, 11%, 8/01/02~.........................     2,000,000         190,000
     Bradlees, Inc. Senior Sub. Notes, 9.25%, 3/01/03~.......................    15,455,000       1,275,038
     Cole National Group, Inc. Senior Notes, 11.25%, 10/01/01................     8,150,000       8,659,375
     Color Tile, Inc. Senior Notes, 10.75%, 12/15/01~........................    21,000,000       1,312,500
     Eyecare Centers of America, Inc. Senior Notes, 12%, 10/01/03............     7,000,000       7,448,000
     Kay Jewelers, Inc. Debentures, 12.875%, 8/01/99.........................     1,500,000       1,500,000
     McCrory Corp. Sub. Debentures, 9.75%, 9/15/08~..........................     1,251,000          37,530
     National Convenience Stores, Inc. Sec. Notes, 9.5%, 6/30/03.............    12,065,297      12,668,562
     Orion Stores Secured Notes, 12.75%, 10/01/98............................     5,694,868       5,894,188
     Speedy Muffler King, Inc. Senior Notes, 10.875%, 10/01/06...............     1,500,000       1,545,000
     Town & Country Corp. Senior Sec. Notes, 11.5%, 9/15/97..................     1,992,000       1,852,560
     Town & Country Corp. Senior Sub. Notes, 13%, 5/31/98....................     7,434,949       6,319,707
     Wherehouse Entertainment Senior Sub. Notes, 13%, 8/01/02~...............  15,500,000         1,123,750
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                              49,826,210
Corporate Bonds--continued                                                                     Market
Name of Issuer                                                                    Principal       Value  (Note B)
-----------------------------------------------------------------------------------------------------------------------------------
Retail Food Chains--3.54%
-----------------------------------------------------------------------------------------------------------------------------------
     American Restaurant Group Senior Notes, 13%, 9/15/98....................     7,414,143   $   6,895,153
     American Restaurant Group Senior Notes, 13%, 9/15/98....................     4,396,200       3,956,580
     Family Restaurants Senior Notes, 9.75%, 2/01/02.........................    18,000,000      11,340,000
     Flagstar Corporation Senior Notes, 10.875%, 12/01/02....................    14,200,000      12,531,500
     Flagstar Corporation Senior Notes, 10.75%, 9/15/01......................     8,750,000       7,765,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 42,488,858

Tobacco & Distilling--.08%
-----------------------------------------------------------------------------------------------------------------------------------
     MacAndrews & Forbes Co. Sen. Sub. Notes, 11.875%, 11/15/02..............     1,000,000       1,080,000


Transportation--1.04%
-----------------------------------------------------------------------------------------------------------------------------------
     Central Transport Rental Group Notes, 9.5%, 4/30/03.....................     8,440,250       7,870,533
     Continental Airlines, Inc., 12.5%, 4/15/99~@............................     1,400,000          14,000
     Continental Airlines, Inc., 11%, 3/15/95~@..............................     1,000,000           7,500
     International Airline Support Group, Inc. Conv., 8%, 8/31/03*~@.........     1,000,000         400,000
     Moran Transportation Co. Mortgage Notes, 11.75%, 7/15/04^...............     4,000,000       4,200,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 12,492,033

Miscellaneous--4.37%
-----------------------------------------------------------------------------------------------------------------------------------
     Acadia Partners L.P. Sub. Notes, 13%, 10/01/97..........................     14,000,000     14,560,000
     Darling International Senior Sub. Notes, 11%, 7/15/00^..................     12,195,000     12,073,050
     Hines Horticulture Senior Sub. Notes, 11.75%, 10/15/05..................      3,000,000      3,120,000
     Iron Mountain, Inc. Senior Sub. Notes, 10.125%, 10/01/06................      2,500,000      2,546,875
     Mosler, Inc. Senior Notes, 11%, 4/15/03.................................     10,340,000      9,099,200
     Pope, Evans & Robbins, Inc., 7%, 5/15/98~@..............................      1,116,669            112
     Specialty Equipment Senior Sub. Notes, 11.375%, 12/01/03................      6,370,000      6,831,825
     Tokheim Corporation Senior Sub. Notes, 11.5%, 8/01/06...................      4,000,000      4,180,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 52,411,062
-----------------------------------------------------------------------------------------------------------------------------------
                  Total Corporate Bonds--73.42% (cost--$921,185,986)                              881,377,063
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

 Foreign Bonds--


-----------------------------------------------------------------------------------------------------------------------------------
Foreign-- 4.52%
-----------------------------------------------------------------------------------------------------------------------------------
     Argentina Floating Rate Notes, Libor + .8125%, 3/31/05..................   34,646,535    29,059,781
     Republic of Brazil Discount FRN, Libor +.8125%, 4/15/24.................    33,000,000      25,245,000
-----------------------------------------------------------------------------------------------------------------------------------
                   Total Foreign Bonds--4.52% (cost--$45,578,975)                                  54,304,781
-----------------------------------------------------------------------------------------------------------------------------------



Stocks--                                                                           Number of          Market
Name of Issuer                                                                       Shares        Value (NoteB)
-----------------------------------------------------------------------------------------------------------------------------------
Common Stocks--14.08%
-----------------------------------------------------------------------------------------------------------------------------------
     American Building Co.+..................................................         8,807  $      233,386
     Bankers Trust NY^.......................................................       300,000      23,587,500
     Central Transport Rental Group+.........................................     4,111,586       1,413,358
     Chubb Corp.^............................................................       500,000      23,000,000
     Cole National Corp. Class A+ ...........................................        48,000       1,110,000
     C R Anthony Company+....................................................       338,142       1,394,836
     Crompton &Knowles Corp.+................................................       206,724       3,385,106
     Darling International, Inc.+............................................       248,510       6,771,897
     Gaylord Container Corp.+................................................     1,243,799       9,173,018
     Grand Union Co.+........................................................       167,904       1,070,388
     Homeland Stores Holdings Corp A+@.......................................       822,672           8,227
     Houlihan's Restaurant Group+............................................       471,386       3,299,702
     J P Morgan & Co.^.......................................................       100,000       8,887,500
     JPSTextile Group, Inc., Class A@~.......................................        48,878          48,878
     Kash N Karry Food Stores, Inc.x+........................................       184,074       4,521,318
     Little Switzerland, Inc.+...............................................       273,659       1,180,154
     MAXXAM, Inc.+...........................................................       200,000       8,850,000
     Mesa, Inc.+.............................................................       128,592         530,442
     NL Industries...........................................................       180,000       1,890,000
     Pope, Evans & Robbins, Inc. @~..........................................       316,575               3
     Smith's Food & Drug Centers Class B+....................................        12,047         319,245
     Specialty Equipment Co. +...............................................       400,000       5,300,000
     Telemundo Group, Inc.+..................................................       244,660       8,379,605
     Town & Country Corp. Class A+...........................................     1,079,455         944,523
     Triton Group, LTD ......................................................       559,966         384,976
     Vons Company, Inc.+^....................................................       600,000      25,725,000
     Walter Industries, Inc.+................................................       466,365       6,004,449
     WestPoint Stevens, Inc.+^...............................................       635,000      18,018,125
     WPS Investors LP+@......................................................       200,000       3,622,000
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Common Stocks--14.08%  (cost--$138,113,462)                   169,053,636
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks--2.82%
-----------------------------------------------------------------------------------------------------------------------------------
     Alliance Gaming Corp.Series B, 15%......................................         5,000         470,625
     Mesa, Inc. Conv. Series A, 8%...........................................       128,022         640,110
     TimeWarner, Inc. Series K, 10.25%.......................................        30,668      32,201,400
     Town & Country Corp. Conv., 6%..........................................       295,067         516,367
-----------------------------------------------------------------------------------------------------------------------------------
                              Total Preferred Stocks--2.82% (cost--$32,316,895)                    33,828,502
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                  Number of
                                                                            Shares or Units
-----------------------------------------------------------------------------------------------------------------------------------
Warrants and Units--1.50%+                                                       __      ___
-----------------------------------------------------------------------------------------------------------------------------------
     Cookies USA, Inc. Warrants..............................................           630          15,750
     Eyecare Center Corp. Warrants...........................................         6,500           6,500
     Federated Dept. Stores C Warrants.......................................       225,869       2,061,055
     Federated Dept. Stores D Warrants.......................................       290,771       2,725,978
     Gaylord Container Warrants..............................................       814,218       6,920,853
     Harcor Energy Inc.......................................................        88,000         102,080
     International Airline Support Group, Inc. Warrants*+....................        92,677             927
     Jewel Recovery L P Units+...............................................       257,072           2,571
     Reliance Group, Inc. Warrants...........................................        38,067          76,134
     Sam Houston Race Park Inc. Warrants+....................................         6,000              60
     UGI Corp. Warrants......................................................        42,499          10,625
 ....................................Total Warrants,  and Units--1.49% (cost--$)                    11,922,533


Repurchase Agreement--3.24%
-----------------------------------------------------------------------------------------------------------------------------------
     Investors Bank &Trust Repurchase Agreement, 5.3%, due 10/1/96...........   $38,868,330   38,868,330
-----------------------------------------------------------------------------------------------------------------------------------
                       Total Repurchase Agreement--3.24% (cost--$38,868,330)**                    38,868,330
-----------------------------------------------------------------------------------------------------------------------------------

                    Total Investments--98.67% (cost--$1,180,402,445)                        $1,184,463,376
===================================================================================================================================

     ** Acquired on September 30, 1996.  Collateralized by $40,812,147 of various U.S.Government mortgage-backed securities, due through 6/01/26.  The maturity value is $38,874,052.  As an operating policy, the Trust, through the custodian bank, secures receipt
     of adequate collateral supporting repurchase agreements.--(see Note I).




-----------------------------------------------------------------------------------------------------------------------------------
~ Non-income producing security due to default or bankruptcy filing + Non-income producing security @ Securities valued in good faith (See Note B)
#    Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments
     represents the maturity date of the security and not the date of coupon conversion.
^    Pledged to collateralize short-term borrowings (See Note H)
>    Security trades with accrued interest in the price.
*    Restricted  security--represents  ownership  in a security  whose resale is restricted or a private placement  investment which has not been registered with the  Securities  and Exchange  Commission  under the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration  or if the securities  are registered for resale.  Information
     concerning   restricted   security  holdings  (excluding  144A  issues)  at
     September 30, 1996 is as follows:

-----------------------------------------------------------------------------------------------------------------------------------
Security                                                   Date Acquired      Cost       Market Value      % of Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
 International Airline Support Group, Inc. Conv., 8%, 8/31/03       9/23/93         $1,000,000         $400,000.03%

Federal Tax Information: At September 30, 1996, the aggregate cost of investment securities for income tax purposes was $1,180,501,185. Net unrealized appreciation aggregated $3,962,191 of which $101,283,353 related to appreciated investment securities and $97,321,162 related to depreciated investment securities.


         The accompanying notes are an integral part of the financial statements.


September 30, 1996
-------------------------------------------------------------------------------


Assets
-------------------------------------------------------------------------------
Investments--at market value
   (cost $1,180,402,445)--Note B .......   $1,184,463,376
Cash....................................           6,847
Interest receivable.....................      27,235,978
Receivable for securities sold..........       1,795,991
Receivable for shares of beneficial
   interest sold........................       3,841,265
Receivable for dividends................       1,389,396
Miscellaneous receivable................         298,113
                                              ----------
                  Total Assets..........   1,219,030,966
Liabilities
-------------------------------------------------------------------------------

Payable for securities purchased........      16,318,875
Payable for shares of beneficial
   interest repurchased.................         575,048
Trustee fees payable--Note C.............       1,499,534
Accrued expenses........................         153,602
-------------------------------------------------------------------------------

                  Total Liabilities.....   18,547,059
-------------------------------------------------------------------------------

Net Assets..............................$1,200,483,907
===============================================================================

Net Assets Consist of (Note B):
Capital, at a $1.00 par value...........$    110,229,375
Paid-in surplus.........................   1,100,068,753
Accumulated net investment
   income...............................       1,850,095
Accumulated net realized loss
   on investments.......................     (15,725,247)
Net unrealized appreciation of
   investments..........................       4,060,931
-------------------------------------------------------------------------------
Net Assets, for 110,229,375 shares
   outstanding..........................$1,200,483,907
===============================================================================


Net Asset Value, offering price
   and redemption price per share
   ($1,200,483,907/110,229,375 shares)    $10.90
===============================================================================

-------------------------------------------------------------------------------
Year Ended September 30, 1996
-------------------------------------------------------------------------------


Investment Income
-------------------------------------------------------------------------------
Interest..................................   $89,984,359
Dividends.................................     3,264,515
Other Income..............................       360,581
                                               ---------
                  Total Income............    93,609,455
Expenses
-------------------------------------------------------------------------------

 Trustee fees--Note C........    $4,896,339
Administrative
   expenses and
   salaries.................       499,334
Interest--Note H.............       262,633
Computer and
   related expenses.........       156,445
Printing, postage
   and stationery...........       142,035
Registration and
   filing fees..............       120,862
Custodian fees..............        87,437
Legal fees..................        82,144
Auditing fees...............        72,660
Other expenses..............        45,937
Insurance...................        13,705
-------------------------------------------------------------------------------
                 Total Expenses ..........     6,379,531
                 Net Investment Income        87,229,924
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss).on Investments--Note B:
-------------------------------------------------------------------------------
Net realized gain from investment
   transactions...........................    14,771,550
Change in unrealized depreciation
   of investments.........................     39,213,982
Net Gain on Investments....................    53,985,532
Net Increase in Net Assets Resulting
   from Operations........................   $141,215,456
===============================================================================


-------------------------------------------------------------------------------

Increase in Net Assets
From Operations:
   Net investment income................................................ $     87,229,924          $  64,053,984
   Net realized gain from investment transactions.......................       14,771,550              5,772,428
   Change in unrealized depreciation of investments.....................       39,213,982             15,623,321
                                                                             ------------           ------------

        Net Increase in Net Assets Resulting from
        Operations......................................................      141,215,456             85,449,733



Distributions to Shareholders from Net Investment Income................      (87,486,984)           (62,400,122)
   ($.99 and $.96 per share, respectively)

From Net Trust Share Transactions--Note E................................      349,196,435           192,415,946
                                                                             ------------           ------------
        Total Increase in Net Assets....................................       402,924,907           215,465,557


Net Assets:
   Beginning of Period..................................................      797,559,000            582,093,443
                                                                             ------------           ------------
   End of Period (including undistributed net investment
      income of $1,850,095 and $2,090,975, respectively)................   $1,200,483,907           $797,559,000


The  accompanying  notes are an integral part of the financial statements.

Note A-Organization
     Northeast Investors Trust (the Trust), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.
Note B-Significant Accounting Policies
     Significant accounting policies of the Trust are as follows:
     Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations  furnished  by a  pricing  service  that uses  both  dealer  supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.
     Federal Income Taxes: The Trust does not provide for federal income taxes as it is the policy of the Trust to distribute its taxable income for each year in taxable dividends so as to qualify as a regulated investment company under the Internal Revenue Code.
     State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
     Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to thenext higher cent.
     Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Original issue discount on bonds and step-up bonds is accreted according to the effective-yield method. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK);
interest on such securities is recorded on the accrual basis by means of the effective-yield method.
       Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Note C-Trustees' Compensation
     Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees'compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust.
Note D-Capital Loss Carryforward
     At September 30, 1996, the Trust had $ 15,626,506 in accumulated net realized losses on sales of investments available to be carried forward to offset future net realized gains on sales of investments. To the extent that such carryforwards are utilized by the Trust, no capital gains distributions
will  be  made.   The   carryforwards   expire   as   follows:   September   30,
1998-$9,909,289,    September    30,    1999-$3,468,054    and   September   30,
2002-$2,249,163.

Note E-Shares of Beneficial Interest
     At September 30, 1996, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:


                                                               Year Ended                     Year Ended
                                                               September 30, 1996             September 30, 1995
                                                          ----------------------------   ----------------------------
                                                             Shares         Amount           Shares        Amount
                                                          ------------   -------------   ------------   -------------
Shares sold.............................................    60,008,485    $631,430,398     43,866,307    $438,670,192
Shares issued to shareholders in reinvestment of
    distributions from net investment income............     5,469,554      56,729,325      4,021,531      39,999,108
                                                          ------------   -------------   ------------   -------------
                                                            65,478,039     688,159,723     47,887,838     478,669,300
Shares repurchased......................................   (32,457,819)   (338,963,288)   (28,827,071)   (286,253,354)
                                                          ------------   -------------   ------------   -------------
   Net Increase.........................................    33,020,220    $349,196,435     19,060,767    $192,415,946
                                                          ============   =============   ============   =============

Note F-Purchases and Sales of Investments
     Purchases and sales of securities, other than short-term securities, aggregated $574,952,436 and $285,836,712, respectively, for the period ended September 30, 1996.

Note G-Security Lending
     During the period, the Trust loaned a security to a certain broker-dealer who paid the fund a negotiated lenders fee. The fee is included in interest income. The Trust received U.S. Treasury obligations and/or cash as collateral against the loaned security, in an amount at least equal to 102% of the market value of the loaned security. At period end, no securities were on loan. Note H-Short-term Borrowings Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 1996 the Trust has unused lines of credit amounting to $130,000,000. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.
    The following information relates to aggregate short-term borrowings for the year ended September 30, 1996:

Maximum amount outstanding at any month end.....................      $3,934,000
Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period)... $8,331,405
Average interest rate ...............................................     6.80%

Interest expense includes commitment fees of $197,166. Under the most restrictive arrangement, the Trust must pledge to the banks securities having a market value equal to or greater than 200% of the total bank borrowings. Securities with principal amounts and market values aggregating $217,446,000 and $272,247,623, respectively, have been pledged to collateralize short-term borrowings. Note I-Repurchase Agreement
     On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


                                                    Year Ended September 30,
Per Share Data                           1996   1995   1994     1993     1992~  1991~   1990~    1989~    1988~    1987~

Net asset value:
  Beginning of Period............       $10.33 $10.02 $9.94    $9.50    $8.83   $8.81  $11.18   $12.16   $12.89  $13.60

Income From Investment
   Operations:
Net investment income............      .98      .98    .98      1.04     1.15    1.32    1.45     1.50     1.65    1.55
Net realized and
   unrealized gain (loss)
   on investment.................      .58      .29    .09       .42      .67     .04   (2.39)    (.94)    (.44)   (.80)
                                     -----     ----    ----     -----    -----   -----   -----    ----    -----     ----

Total from investment
   operations....................    1.56      1.27   1.07     1.46     1.82      1.36    (.94)     .56     1.21    .75

Less Distributions:
   Net investment income.........    (.99)    (.96)  (.99)    (1.02)   (1.15)   (1.34)   (1.43)  (1.54)   (1.94)+ (1.46)


Net asset value:
  End ofPeriod...................  $10.90    $10.33   $10.02   $9.94   $9.50     $8.83   $8.81    $11.18  $12.16  $12.89



Total return.....................   15.98%   13.44%   10.96%   16.25%  21.85%    17.63%   (8.87)%   4.87%  10.62%  5.44%

Ratios &Supplemental Data

Net assets end of
   period (000's omitted)........ $1,200,484 $797,559 $582,093 $474,976 $452,774 $310,667 $277,134 $385,390 $404,219 $347,841
Ratio of operating
   expenses to average
   net assets....................      .66%    .67%   .70%     .73%     .79%       .88%   .78%     .72%     .75%    .76%
Ratio of interest expense
   to average net assets.........      .03%    .35%   .36%     .48%     .65%      1.01%   .69%     .61%     .66%    .71%
Ratio of net investment
   income to average
   net assets ...................    9.41%    9.77%   9.37%  10.53%   12.36%       15.38%14.35%  12.68%   13.16%  11.59%
Portfolio turnover rate..........   32.01%    40.58%  73.36% 75.72%   59.41%       33.77%21.23%  33.61%   17.35%  52.03%
Average broker
 commission......................   $0.06

+Includes accumulated undistributed net investment income (including original issue discount)through December 31, 1987 as required under the excise tax provisions of the Tax Reform Act of 1986, estimated by the trustees to be $.42 per share.
~ Audited by other auditors.


   To the Shareholders and Trustees of
   Northeast Investors Trust


   We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust, including the schedule of portfolio investments, as of September 30, 1996, and the related statement of operations for the year then ended, and the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended September 30, 1987 through 1992, presented herein, were audited by other auditors whose report dated October 30, 1992, expressed an unqualified opinion on such financial highlights.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust as of September 30, 1996, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.







                                                  COOPERS & LYBRAND L.L.P.

   Boston, Massachusetts

   November 1, 1996

Trustees
Ernest E. Monrad
C. Earl Russell
Robert B. Minturn, Jr.
Fred L. Glimp
Bruce H. Monrad
J. Murray Howe

Officers
--------------------------------------------------------------------------------
Ernest E. Monrad, Chairman
William A. Oates, Jr., President
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer
Bruce H. Monrad, Vice President
Kelly A. Beatty, Asst. Vice President
Lisa A. Hislop, Asst. Vice President


Custodian
--------------------------------------------------------------------------------
Investors Bank & Trust
     89 South Street
     Boston, MA  02111

Legal Counsel
--------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
   and Popeo, P.C.
     One Financial Center
     Boston, Massachusetts 02111

Transfer Agent
--------------------------------------------------------------------------------
Northeast Investors Trust
     50 Congress Street
     Boston, Massachusetts 02109

Independent Accountants
--------------------------------------------------------------------------------
Coopers & Lybrand L.L.P.
     One Post Office Square
     Boston, Massachusetts 02109



This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust's shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

Shares of the Trust are sold to investors at net asset value by
                           Northeast Investors Trust
                           50 Congress Street
                           Boston, Massachusetts 02109
                           800-225-6704
                           617-523-3588


------------------------------------------------------------------------------
The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Investors, NE Inv Tr.